Debt - Additional Information (Detail) - USD ($)			12 Months Ended
	Oct. 15, 2014	Apr. 25, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Leverage ratio			119.00%	118.00%
Cash and cash equivalents			$ 123,767,000	$ 138,907,000	$ 42,349,000	$ 51,890,000
Long-term debt			223,392,000	224,925,000
Amount used in leverage ratio calculation
Debt Instrument [Line Items]
Long-term debt			237,600,000
Maximum | Amount used in leverage ratio calculation
Debt Instrument [Line Items]
Cash and cash equivalents	$ 75,000,000
Term Loan
Debt Instrument [Line Items]
Credit facility amortization percentage	1.00%
Credit Facility
Debt Instrument [Line Items]
Accounts receivable pledged as collateral			23,000,000	32,527,000
Cash pledged as collateral to secure long term debt			111,001,000	128,172,000
Credit Facility | Inventories
Debt Instrument [Line Items]
Assets pledged as collateral			1,019,000
Credit Facility | Intangible Assets
Debt Instrument [Line Items]
Assets pledged as collateral			26,498,000	32,653,000
Credit Facility | Property and Equipment
Debt Instrument [Line Items]
Assets pledged as collateral			$ 18,491,000	14,786,000
Credit Facility 2013 | Maximum
Debt Instrument [Line Items]
Increase in revolving credit facility		$ 50,000,000
Credit Facility 2013 | Term Loan
Debt Instrument [Line Items]
Credit facility loan amount		$ 25,000,000
Credit facility interest rate description			Facility A bore interest at a LIBOR rate plus a margin of 2.5% and if applicable, a mandated lead arranger rate and was payable monthly in arrears.
Credit facility repayments description			Facility A was repaid in six equal monthly installments.
Credit Facility 2013 | Term Loan | LIBOR Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate		2.50%
Credit Facility 2013 | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility loan amount		$ 50,000,000
Credit facility maturity term		3 years
Credit facility interest rate description			Facility B had a final maturity date in three years and bore interest at a LIBOR rate plus a margin of 2.5% subject to specified consolidated financial ratios.
Credit Facility 2013 | Revolving Credit Facility | LIBOR Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate		2.50%
Credit Facility 2014
Debt Instrument [Line Items]
Credit facility loan amount	$ 250,000,000
Credit Facility 2014 | Term Loan
Debt Instrument [Line Items]
Credit facility loan amount	$ 200,000,000			$ 230,000,000
Credit facility maturity term				6 years
Credit facility interest rate description			The Term Loan bears interest at an adjusted LIBOR rate plus 4.75% or a Base Rate plus 3.75% and in case of adjusted LIBOR a floor of 1.0% applies. The effective interest rate is 6.90% for the Term Loan. Interest on the Term Loan is payable in arrears. The Company determined that the floor of 1.0% is an embedded derivative, which is not required to be separately accounted for as a derivative under ASC 815, Derivatives and Hedging.
Credit facility effective interest rate	6.90%
Credit facility interest rate, floor rate	1.00%
Credit Facility 2014 | Term Loan | LIBOR Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate	4.75%
Credit Facility 2014 | Term Loan | Base Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate	3.75%
Credit Facility 2014 | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility loan amount	$ 50,000,000
Credit facility maturity term				5 years
Credit facility interest rate description			The RCF bearswould bear interest at an adjusted LIBOR rate plus 2.501.75% or a Base Rate plus 1.50%. This margin is dependent 0.75% based on the total net leverage ratio. Interest on the loan is payable in arrears. We must pay (i) a commitment fee of 0.50% per annum on the actual daily amount by which the revolving credit commitment exceeds then-outstanding loans and letters of credit under the RCF and (ii) a fronting fee of 0.125% per annum, calculated on the daily amount available to be drawn under each letterLeverage Ratio of 1.18. Interest on the loan is payable in arrears. We must pay (i) a commitment fee of 0.50% per annum on the actual daily amount by which the revolving credit commitment exceeds then-outstanding loans and letters of credit under the RCF and (ii) a fronting fee of 0.125% per annum, calculated on the daily amount available to be drawn under each letter of credit issued under the RCF
Leverage ratio	119.00%
Commitment fee percentage per annum	0.50%
Credit facility, fronting fee percentage	0.125%
Credit Facility 2014 | Revolving Credit Facility | LIBOR Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate	1.75%
Credit Facility 2014 | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Credit facility interest rate, above the reference rate	0.75%